Income tax and social contribution (Details 3) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	R$ 3,273
Up To One Year [Member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	242
Later Than One Year And Not Later Than Two Years 2 [Member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	322
Later Than Two Years And Not Later Than Three Years 2 [Member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	258
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	302
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	319
Later than five years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	R$ 1,830